Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Foreign Currency Translation Reserve [Member]	Non - Controlling Interest [Member]	Total
Balance at Dec. 31, 2018	$ 3,625	$ 200,353	$ (203,321)	$ (194)		$ 463
NCI on acquisition of subsidiary					(12,380)	(12,380)
Net loss			(279,526)		(5,129)	(284,655)
Other comprehensive income				(1,517)	(358)	(286,530)
Balance at Dec. 31, 2019	3,625	200,353	(482,847)	(1,711)	(17,867)	(298,447)
Issuance of share	486	97,052				97,538
Net loss			(864,120)		(103,371)	(967,491)
Other comprehensive income				(44,462)	(3,548)	(1,015,501)
Balance at Dec. 31, 2020	$ 4,111	$ 297,405	$ (1,346,967)	$ (46,173)	$ (124,786)	$ (1,216,410)